13F-HR
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<FILENAME>sumcovhold.txt
13F THIRD QUARTER 2010



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year Ended:  		December 31, 2010
This Amendment (check only one):		[ ] is a restatment
						[X] adds new holdings entries

Name:		Rothschild Capital Management, LLC
Address:	1122 Kenilworth Drive
		Suite 317
		Towson, MD 21204

13F File Number:	028-13484


Person Signing this Report on Behalf of  Reporting Manager

Stanford Rothschild
Chairman
410-339-6990

Stanford Rothschild		Towson, MD		September 30, 2010

Report Type:

[X]	13F HOLDINGS REPORT
[  ]	13F Notice
[  ]	13F Combination Report

No other Managers Reporting for this Manager

FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total	$387,169
					(thousands)

FORM 13F INFORMATION TABLE

						  VALUE	 SHARES/ SH/	PUT/	INVESTMENT	OTHER		VOTING
NAME OF ISSUER		TITLE		CUSIP	  (1000) PRN AMT PRN	CALL	DISCRETION	MANAGERS	AUTHORITY
ACTIVISION BLIZZARD INC	COM		00507V109   9878 912900	 SH		SOLE		SOLE
ALNYLAM PHARMA INC	COM		02043Q107   1102 89775	 SH		SOLE		SOLE
AMGEN INC		NOTE 0.125% 2/0	031162AN0   5514 5535	 PRN		SOLE		SOLE
ANNALY CAP MGMT INC	COM		035710409  15022 853525	 SH		SOLE		SOLE
APPLE INC		COM		037833100   3208 11305	 SH		SOLE		SOLE
BECTON DICKINSON & CO	COM		075887109    832 11228	 SH		SOLE		SOLE
BOTTOMLINE TECH DEL INC	COM		101388106   2698 175650	 SH		SOLE		SOLE
BROADRIDGE FINL SOLNS INCOM		11133T103   3447 150725	 SH		SOLE		SOLE
CAMECO CORP		COM		13321L108   1109 40000	 SH		SOLE		SOLE
CANADIAN NATL RY CO	COM		136375102  18161 283675	 SH		SOLE		SOLE
CEPHEID			COM		15670R107   6890 368270	 SH		SOLE		SOLE
CIMAREX ENERGY CO	COM		171798101   4671 70575	 SH		SOLE		SOLE
CISCO SYS INC		COM		17275R102  12868 587589	 SH		SOLE		SOLE
CVS CAREMARK CORP	COM		126650100  15811 502425	 SH		SOLE		SOLE
DEVON ENERGY CORP NEW	COM		25179M103  10682 165000	 SH		SOLE		SOLE
DONALDSON INC		COM		257651109  11287 239492	 SH		SOLE		SOLE
ECOLAB INC		COM		278865100  12558 247500	 SH		SOLE		SOLE
ENTERPRISE PRODS PTNR	COM		293792107  10001 252104	 SH		SOLE		SOLE
EXXON MOBIL CORP	COM		30231G102    422 6825	 SH		SOLE		SOLE
GOOGLE INC		CL A		38259P508  14838 28220	 SH		SOLE		SOLE
ISHARES INC		MSCI AUSTRALIA	464286103   8945 376795	 SH		SOLE		SOLE
JOHNSON & JOHNSON	COM		478160104   6337 102280	 SH		SOLE		SOLE
KINDER MORGAN EGY PTNR	UT LTD PTNR	494550106  12504 182535	 SH		SOLE		SOLE
MEDTRONIC INC		NOTE 1.500% 4/1	585055AL0   6859 6850	 PRN		SOLE		SOLE
MICROSOFT CORP		COM		594918104  12297 502125	 SH		SOLE		SOLE
NEOGEN CORP		COM		640491106  16120 476228	 SH		SOLE		SOLE
NOBLE CORPORATION BAAR	NAMEN -AKT	H5833N103   6090 180225	 SH		SOLE		SOLE
NOBLE ENERGY INC	COM		655044105  10918 145400	 SH		SOLE		SOLE
OMEGA HEALTHCARE INC	COM		681936100  15941 710050	 SH		SOLE		SOLE
PROCTER & GAMBLE CO	COM		742718109    215 3589	 SH		SOLE		SOLE
PROSHARES TR		PSHS SHT S&P500	74347R503  20812 425600	 SH		SOLE		SOLE
QUEST DIAGNOSTICS INC	COM		74834L100    190 3764	 SH		SOLE		SOLE
REGENERON PHARMACEUTICALCOM		75886F107    274 10000	 SH		SOLE		SOLE
ROSETTA RESOURCES INC	COM		437076102    587 25000	 SH		SOLE		SOLE
SPDR GOLD TRUST	GOLD 	SHS		78463V107  43835 342700	 SH		SOLE		SOLE
STARWOOD PPTY TR INC	COM		85571B105  14101 709650	 SH		SOLE		SOLE
SYMANTEC CORP		NOTE 0.750% 6/1	871503AD0   6371 6246	 PRN		SOLE		SOLE
TYCO INTERNATIONAL LTD	COM		H89128104  10764 293050	 SH		SOLE		SOLE
UNITED PARCEL SERVICE	CL B		911312106  16669 249950	 SH		SOLE		SOLE
WAL MART STORES INC	COM		931142103  16341 305325	 SH		SOLE		SOLE

